SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Subsequent events were evaluated through September 28, 2023, which is the date the consolidated financial statements were issued.

In April 30, 2023, the Company entered into a notes payable agreement with Titan Holdings 2 in the amount of $592,470, which matures on April 30, 2028. Interest accrues at 10.5% per annum for the first twelve months and shall increase 0.5 basis points on each anniversary of the note. The Company shall make interest-only payments for the first 60 months of the note and pay the principal in full on the fifth anniversary of the note.

On May 19, 2023, pursuant to the terms of the Titan Merger Agreement, the Company completed the Titan Merger. Under the terms of the Titan Merger Agreement, the Company agreed to pay the Titan owners 630,900 shares of the Company’s Series C Preferred Stock as consideration. The Company accounted for the Titan Merger as a reverse acquisition using acquisition accounting.